Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Acord Insurance Agency Ltd. (“Acord”)

Acord is an insurance company which is owned, in part, by the Chairman of the Board. Starting December 1, 2017, the Company entered a one-year business and professional insurance contract with Acord, which was renewed for additional one-year period on December 1, 2018. The total annual premium under the contract is $248.

2.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by few of the Company’s Board members. In October 2017, the Company amended its contract with Priority, increasing it from 55 general licenses to 250 named licenses including web. The total cost of the additional licenses was $58. During the years ended December 31, 2016, 2017 and 2018 maintenances fees amounted to $8, $32 and $30, respectively.